LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
LEASE LIABILITIES
Schedule of lease liabilities

	2021	2020
	£’000	£’000
Lease liability – current	7	3,470
Lease liability – non current	370	3,910